Shareholder Report, Holdings (Details)	Jan. 31, 2026
Return Stacked(R) Global Stocks & Bonds ETF | State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Return Stacked(R) Global Stocks & Bonds ETF | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Return Stacked(R) Global Stocks & Bonds ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Return Stacked(R) Global Stocks & Bonds ETF | U.S. Treasury Long Bonds Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Return Stacked(R) Global Stocks & Bonds ETF | U.S. Treasury 10 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Return Stacked(R) Global Stocks & Bonds ETF | U.S. Treasury 5 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Return Stacked(R) Global Stocks & Bonds ETF | U.S. Treasury 2 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
Return Stacked(R) Global Stocks & Bonds ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Return Stacked(R) Global Stocks & Bonds ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
Return Stacked(R) Global Stocks & Bonds ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Return Stacked(R) Global Stocks & Bonds ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Return Stacked(R) U.S. Stocks & Managed Futures ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | FTSE 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Gold Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Nikkei 225 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Copper Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Euro STOXX 50 Quanto Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | S&P/Toronto Stock Exchange 60 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Return Stacked(R) Bonds & Managed Futures ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Return Stacked(R) Bonds & Managed Futures ETF | FTSE 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Return Stacked(R) Bonds & Managed Futures ETF | Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Return Stacked(R) Bonds & Managed Futures ETF | Gold Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Return Stacked(R) Bonds & Managed Futures ETF | Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Return Stacked(R) Bonds & Managed Futures ETF | Nikkei 225 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) Bonds & Managed Futures ETF | Copper Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) Bonds & Managed Futures ETF | Euro STOXX 50 Quanto Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Managed Futures ETF | S&P/Toronto Stock Exchange 60 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Return Stacked(R) Bonds & Managed Futures ETF | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Return Stacked(R) Bonds & Managed Futures ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Return Stacked(R) Bonds & Managed Futures ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Return Stacked(R) Bonds & Managed Futures ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | U.S. Treasury 10 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Return Stacked(R) U.S. Stocks & Futures Yield ETF | U.S. Treasury 5 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Return Stacked(R) U.S. Stocks & Futures Yield ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | FTSE 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Gold Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Low Sulphur Gas Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Natural Gas Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Return Stacked(R) U.S. Stocks & Futures Yield ETF | NY Harbor ULSD Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Return Stacked(R) Bonds & Futures Yield ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Return Stacked(R) Bonds & Futures Yield ETF | U.S. Treasury 10 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Return Stacked(R) Bonds & Futures Yield ETF | U.S. Treasury 5 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Return Stacked(R) Bonds & Futures Yield ETF | FTSE 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Return Stacked(R) Bonds & Futures Yield ETF | Australian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Return Stacked(R) Bonds & Futures Yield ETF | Gold Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Return Stacked(R) Bonds & Futures Yield ETF | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Return Stacked(R) Bonds & Futures Yield ETF | Low Sulphur Gas Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Return Stacked(R) Bonds & Futures Yield ETF | Natural Gas Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Return Stacked(R) Bonds & Futures Yield ETF | NY Harbor ULSD Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Return Stacked(R) Bonds & Futures Yield ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Return Stacked(R) Bonds & Futures Yield ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Return Stacked(R) Bonds & Futures Yield ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Return Stacked(R) Bonds & Merger Arbitrage ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Chart Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Avidity Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Brighthouse Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Exact Sciences Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Confluent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Penumbra, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Cantaloupe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
Return Stacked(R) Bonds & Merger Arbitrage ETF | BioCryst Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
Return Stacked(R) Bonds & Merger Arbitrage ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Return Stacked(R) Bonds & Merger Arbitrage ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.90%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Micro Gold Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Bitcoin Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)

[1]	Less than -0.05% of net assets.
[2]	Less than 0.05% of net assets.
[3]	Less than 0.05% of net assets.